UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                   (GRAPHIC)

                             (CAUSEWAY FUNDS LOGO)

                                  ANNUAL REPORT

                                    CAUSEWAY
                                  GLOBAL VALUE
                                      FUND

                               SEPTEMBER 30, 2008

TABLE OF CONTENTS

Letter to Shareholders                                                     2
Schedule of Investments                                                    6
Sector Diversification                                                     9
Statement of Assets and Liabilities                                       10
Statement of Operations                                                   11
Statement of Changes in Net Assets                                        12
Financial Highlights                                                      13
Notes to Financial Statements                                             14
Report of Independent Registered Public Accounting Firm                   20
Notice to Shareholders                                                    21
Trustees and Officers Information                                         22
Disclosure of Fund Expenses                                               25
Statement Regarding Basis for Approval of Investment Advisory Agreement   27

LETTER TO SHAREHOLDERS

Since inception on April 29, 2008 through the fiscal period ended September 30, 2008, the Causeway Global Value Fund Institutional Class returned -24.70% compared to the MSCI World Index (the "World Index") return of -20.64%. At fiscal period-end, the Fund had net assets of $4.3 million including a cash and cash equivalents position of 5.0%.

PERFORMANCE REVIEW

Global equity markets peaked in October 2007, responding favorably to a sustained period of loose credit, synchronized global economic expansion, and record corporate profitability. Beginning in May 2008, with housing and credit data becoming increasingly worrisome, investor unease deepened into fear, and a massive global de-leveraging affected every asset class, culminating in a full-fledged credit market freeze during September 2008. As investor confidence unraveled, several high profile banks faced bankruptcy, government takeover/conservatorship, merger, or a distressed sale. This rout proved September to be the fourth worst month for equity markets since the creation of the MSCI global indexes in 1970. Since that time, only the stock market crash of 1987, the Russia/Long Term Capital Management crisis of 1998, and the Organization of the Petroleum Exporting Countries-initiated fuel crisis of 1973 delivered worse performance. Volatility, measured by VIX (the Chicago Board Options Exchange Volatility Index), soared to an intra-day level of 48 (compared with 11 in January 2007). Bond spreads (the added yield that bonds pay over Treasury debt of similar maturity) grew dramatically during the period. The London Interbank Offered Rate (the overnight rate at which banks lend to each other) spiked to over 600 basis points, reflecting banks' unwillingness to lend to each other, in anticipation of further bank failures. Every industry group in the World Index (except household and personal products) produced negative returns during the final quarter of the period. Recognized for its economic cyclicality, the materials and energy sectors collapsed and relinquished their market leadership of the 12 months to June 2008. While traditional economically defensive sectors (including consumer staples and healthcare) performed better in the final quarter, telecommunication services and utilities underperformed the World Index. Worries over Europe's central banks' reluctance to lower interest rates may have contributed to selling pressures that exceeded those in the US. Although the US is the epicenter of subprime issuance and ensuing collateral distress, the S&P 500 market outperformed every international equity market in the World Index this year.

Fund holdings in the consumer durables, insurance, and telecommunication services industry groups contributed to relative outperformance, while holdings in the banks, energy, and food, beverage and tobacco industry groups detracted from relative performance during the period. The top individual contributor to performance this period was regional bank, Zions Bancorporation (US). Other notable contributors to return included biotechnology company, Amgen (US), technology company SMC Corp. (Japan), household appliance manufacturer, Whirlpool (US), and home furnishings company, Rent-A-Center (US). Several financial companies topped the list of largest


                          2 CAUSEWAY GLOBAL VALUE FUND
individual detractors to return including Fannie Mae (US), HBOS (UK), and Allied Irish Banks. Other notable underperformers compared to the World Index included energy services company, Technip (France) and paint producer, Akzo Nobel (Netherlands).

Currencies demonstrated significant volatility over the period, with the US dollar reversing its multi-year decline (particularly versus European currencies). The dollar appreciated versus every major currency except the Japanese yen during the July through September period. Due to the Fund's relative underweight to companies listed in Japan and exposure to companies listed in South Korea, the Fund was adversely affected by currency movements this fiscal period.

SIGNIFICANT PORTFOLIO CHANGES

With historically high levels of share price volatility, the Fund purchased industry leading companies while other investors fled for the exits. As a result of our bottom-up security selection based on risk-adjusted expected returns, the Fund's exposure to several sectors and countries changed during the fiscal period since inception of the Fund's portfolio. The weightings in energy, telecommunication services, and utilities increased, while financials, industrials, and materials decreased. Notable changes in country weightings during the fiscal period included reduced exposure to companies in the US (-4.91%), the Netherlands (-3.05%) and Germany (-2.65%), and increased exposure to companies in South Korea (+3.17%), Canada (+1.90%) and Greece (+1.78%).

Significant purchases this fiscal period included two energy services companies, Aker Solutions (Norway) and Technip (France), paint producer, Akzo Nobel (Netherlands), and industrial conglomerate, Siemens (Germany). The largest sales during the period included Zions Bancorporation (US), biotechnology company, Amgen (US), household appliance manufacturer, Whirlpool (US), and postage and overnight parcel delivery company, TNT (Netherlands).

INVESTMENT OUTLOOK

An unwinding of any speculative period in financial markets generates selling pressure that causes asset prices to decline well below fundamental valuations. A company's potential to generate earnings and cash flow will ultimately determine the direction of its share price. Causeway's portfolio managers saw this type of selling pressure afflict markets in the early 1990's, again during the Asian crisis of the late 1990's, and as recently as the first few years of this decade. In 2008, a scramble by investors to price securities for anticipated risk led to another extreme sell off. With contracting credit conditions, the business cycle in many industries has deteriorated; however, the global financial system will right itself, especially with the liquidity support of the major central banks. We recognize that the most speculative assets have become permanently impaired. Furthermore, eroding confidence has closed the door to short-term funding for several well-known banks and broker-dealers. This does not deter our efforts to identify purchase candidates. Experience tells us that indiscriminate selling provides investors a rare opportunity to buy world-


                          CAUSEWAY GLOBAL VALUE FUND 3
class companies trading at historically low valuations. The greatest long-term upside for holdings in the Fund will likely come from equities in the financial sector and other economically-sensitive areas such as capital goods. Across all industries, companies currently trade at share prices that embed no earnings recovery. We are taking advantage of the extreme stress placed on equity and debt markets by a careful and rational emphasis on industry dominance, financial strength and undervaluation. As selling pressure reaches a climax, we expect a resolution to the concerns over systemic risk, and eventually an inexorable upswing in equity markets, consistent with fundamental valuations.

We thank you for your continued confidence in Causeway Global Value Fund and look forward to serving you in the future.


/s/ Harry W. Hartford   /s/ Sarah H. Ketterer   /s/ James A. Doyle
Harry W. Hartford       Sarah H. Ketterer       James A. Doyle
Portfolio Manager       Portfolio Manager       Portfolio Manager


/s/ Jonathan P. Eng      /s/ Kevin Durkin
Jonathan P. Eng          Kevin Durkin
Portfolio Manager        Portfolio Manager

October 20, 2008

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.


                          4 CAUSEWAY GLOBAL VALUE FUND

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN CAUSEWAY GLOBAL VALUE FUND, INSTITUTIONAL CLASS SHARES VERSUS THE MSCI WORLD INDEX

                              (PERFORMANCE GRAPH)

              Causeway Global
                Value Fund,
            Institutional Class   MSCI World Index
            -------------------   ----------------
4/29/08         $10,000              $10,000
4/30/08          10,000               10,003
5/30/08          10,120               10,168
6/30/08           8,900                9,361
7/30/08           8,830                9,134
8/30/08           8,580                9,010
9/30/08           7,530                7,942

                      Cumulative
                       Inception
                       to Date
                      ----------
Institutional Class     -24.70%
MSCI World Index        -20.64%

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of Causeway Global Value Fund was April 29, 2008.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-947-7000 OR VISIT www.causewayfunds.com. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX, DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, CONSISTING OF 23 DEVELOPED COUNTRY INDEXES, INCLUDING THE U.S. THE INDEX IS GROSS OF WITHHOLDING TAXES, ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITALS GAINS, AND DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).


                          CAUSEWAY GLOBAL VALUE FUND 5

SCHEDULE OF INVESTMENTS (000)*
SEPTEMBER 30, 2008

                                 NUMBER OF
CAUSEWAY GLOBAL VALUE FUND         SHARES    VALUE
--------------------------       ---------   -----
COMMON STOCK
CANADA -- 1.9%
   Precision Drilling Trust        4,910      $ 81
                                              ----
FRANCE -- 15.0%
   AXA SA(2)                       3,793       124
   Electricite de France(2)        1,907       138
   France Telecom SA+(2)           4,719       132
   Technip SA(2)                   2,380       134
   Vinci SA(2)                     2,481       117
                                              ----
                                               645
                                              ----
GERMANY -- 5.5%
   Bayer AG(2)                     1,018        74
   Siemens AG(2)                   1,767       165
                                              ----
                                               239
                                              ----
GREECE -- 1.8%
   OPAP SA(2)                      2,506        77
                                              ----
IRELAND -- 3.7%
   Allied Irish Banks PLC(2)       8,307        68
   CRH PLC(2)                      4,347        93
                                              ----
                                               161
                                              ----
JAPAN -- 8.5%
   Honda Motor Co. Ltd.(2)         3,800       116
   Sankyo Co. Ltd.(2)              2,500       127
   SMC Corp.(2)                      300        31
   Yamaha Motor Co. Ltd.(2)        6,900        94
                                              ----
                                               368
                                              ----

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          6 CAUSEWAY GLOBAL VALUE FUND

SEPTEMBER 30, 2008

                                                 NUMBER OF
CAUSEWAY GLOBAL VALUE FUND                         SHARES    VALUE
--------------------------                       ---------   -----
NETHERLANDS -- 4.6%
   Akzo Nobel NV(2)                                 2,557     $123
   ASML Holding NV(2)                                 480        8
   ING Groep NV(2)                                  3,144       67
                                                              ----
                                                               198
                                                              ----
NORWAY -- 2.7%
   Aker Solutions ASA(2)                            7,100      115
                                                              ----
SOUTH KOREA -- 3.3%
   Hyundai Heavy Industries(2)                        610      141
                                                              ----
SPAIN -- 3.0%
   Telefonica SA(2)                                 5,516      131
                                                              ----
SWEDEN -- 4.6%
   Atlas Copco AB, Class A(2)                       5,800       66
   Telefonaktiebolaget LM Ericsson, Class B(2)     13,800      131
                                                              ----
                                                               197
                                                              ----
SWITZERLAND -- 3.4%
   Credit Suisse Group(2)                           2,121       99
   UBS AG(1, 2)                                     2,908       50
                                                              ----
                                                               149
                                                              ----
UNITED KINGDOM -- 8.6%
   BP PLC(2)                                       10,200       85
   British Airways PLC(2)                          24,905       76
   HBOS PLC(2)                                     18,179       41
   Royal Bank of Scotland Group PLC(2)             33,187      107
   Royal Dutch Shell PLC, Class B(2)                2,180       61
                                                              ----
                                                               370
                                                              ----

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          CAUSEWAY GLOBAL VALUE FUND 7

SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
SEPTEMBER 30, 2008

                                                      NUMBER OF
CAUSEWAY GLOBAL VALUE FUND                              SHARES     VALUE
--------------------------                            ---------   ------
UNITED STATES -- 28.0%
   Allstate Corp.                                        2,193    $  101
   Citigroup Inc.                                        7,397       152
   Dell Inc.(1)                                          6,655       110
   Harley-Davidson Inc.                                  4,152       155
   Lear Corp.                                            5,706        60
   Mattel Inc.                                           4,129        74
   MetLife Inc.                                          1,853       104
   Motorola Inc.                                        12,400        88
   Rent-A-Center Inc., Class A(1)                        4,607       103
   Sprint Nextel Corp.                                  16,695       102
   UnitedHealth Group Inc.                               2,500        63
   XL Capital Ltd., Class A                              5,400        97
                                                                  ------
                                                                   1,209
                                                                  ------
TOTAL COMMON STOCK
   (COST $5,471) -- 94.6%                                          4,081
                                                                  ------
SHORT TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.930%**    213,002       213
                                                                  ------
TOTAL SHORT TERM INVESTMENT
   (COST $213) -- 5.0%                                               213
                                                                  ------
TOTAL INVESTMENTS -- 99.6%
   (COST $5,684)                                                   4,294
                                                                  ------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                         19
                                                                  ------
NET ASSETS -- 100.0%                                              $4,313
                                                                  ======

*    Except for share data.

** The rate shown represents the 7-day effective yield as of September 30, 2008.

+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

(1)  Non-income producing security.

(2)  Security is fair valued (see Note 2 in the Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          8 CAUSEWAY GLOBAL VALUE FUND

SECTOR DIVERSIFICATION

AS OF SEPTEMBER 30, 2008, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                  % OF
CAUSEWAY GLOBAL VALUE FUND                     NET ASSETS
--------------------------                     ----------
COMMON STOCK
Financials                                        29.3%
Consumer Discretionary                            18.7
Industrials                                       13.9
Telecommunication Services                         8.5
Information Technology                             7.8
Energy                                             7.2
Health Care                                        3.2
Utilities                                          3.2
Materials                                          2.8
                                                 -----
TOTAL COMMON STOCK                                94.6
                                                 -----
SHORT-TERM INVESTMENT                              5.0
                                                 -----
EXCESS OF CASH AND RECEIVABLES OVER PAYABLES       0.4
                                                 -----
NET ASSETS                                       100.0%
                                                 =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          CAUSEWAY GLOBAL VALUE FUND 9

STATEMENT OF ASSETS AND LIABILITIES (000)*

                                                                CAUSEWAY
                                                                 GLOBAL
                                                               VALUE FUND
                                                               ----------
                                                                9/30/08
                                                               ----------
ASSETS:
   Investments at Market Value (Cost $5,684)                    $ 4,294
   Receivable for Investment Securities Sold                         41
   Receivable for Dividends and Interest                              7
   Receivable for Tax Reclaims                                        4
   Receivable for Foreign Currency                                    3
   Receivable for Fund Shares Sold                                    2
   Receivable due from Investment Adviser                             2
                                                                -------
      TOTAL ASSETS                                                4,353
                                                                -------
LIABILITIES:
   Payable for Investment Securities Purchased                        8
   Other Accrued Expenses                                            32
                                                                -------
      TOTAL LIABILITIES                                              40
                                                                -------
      NET ASSETS                                                $ 4,313
                                                                =======
NET ASSETS:
   Paid-in Capital (unlimited authorization -- no par value)    $ 5,722
   Undistributed Net Investment Income                               55
   Accumulated Net Realized Loss on Investments                     (74)
   Net Unrealized Depreciation on Investments                    (1,390)
                                                                -------
      NET ASSETS                                                $ 4,313
                                                                =======
   NET ASSET VALUE PER SHARE (BASED ON NET ASSETS OF
      $4,313,417 / 572,543 SHARES) -- INSTITUTIONAL CLASS       $  7.53
                                                                =======

*    Except for Net Asset Value data.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          10 CAUSEWAY GLOBAL VALUE FUND

STATEMENT OF OPERATIONS (000)

                                                               CAUSEWAY
                                                                GLOBAL
                                                              VALUE FUND
                                                             -------------
                                                             4/29/08(1) to
                                                                9/30/08
                                                             -------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $6)        $    71
                                                                -------
   TOTAL INVESTMENT INCOME                                           71
                                                                -------
EXPENSES:
   Investment Advisory Fees                                          18
   Administration Fees                                                1
   Professional Fees                                                 25
   Transfer Agent Fees                                               13
   Printing Fees                                                     12
   Custodian Fees                                                     7
   Other Fees                                                         6
                                                                -------
   TOTAL EXPENSES                                                    82
                                                                -------
   LESS:
   Waiver of Investment Advisory Fee                                (18)
   Reimbursement of Other Expenses                                  (40)
                                                                -------
                                                                    (58)
                                                                -------
   NET EXPENSES                                                      24
                                                                -------
   NET INVESTMENT INCOME                                             47
                                                                -------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Loss from Security Transactions                     (74)
   Net Realized Gain from Foreign Currency Transactions               8
   Net Change in Unrealized Depreciation on Investments          (1,390)
                                                                -------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
      FOREIGN CURRENCY TRANSACTIONS                              (1,456)
                                                                -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(1,409)
                                                                =======

(1)  Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         CAUSEWAY GLOBAL VALUE FUND 11

STATEMENT OF CHANGES IN NET ASSETS (000)


                                                                CAUSEWAY
                                                                 GLOBAL
                                                               VALUE FUND
                                                             -------------
                                                             4/29/08(1) to
                                                                9/30/08
                                                             -------------
OPERATIONS:
   Net Investment Income                                        $    47
   Net Realized Loss from Security Transactions                     (74)
   Net Realized Gain from Foreign Currency Transactions               8
   Net Change in Unrealized Depreciation on Investments          (1,390)
                                                                -------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          (1,409)
                                                                -------
   NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
      TRANSACTIONS(2)                                             5,722
                                                                -------
   TOTAL INCREASE IN NET ASSETS                                   4,313
                                                                -------
NET ASSETS:
   Beginning of Period                                               --
                                                                -------
   END OF PERIOD                                                $ 4,313
                                                                =======
   UNDISTRIBUTED NET INVESTMENT INCOME                          $    55
                                                                =======

(1)  Commencement of operations.

(2)  See Note 7 in the Notes to Financial Statements.

Amounts designated as "--" are $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          12 CAUSEWAY GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2008,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           Net
                                                         Realized
                                                           and
                              Net Asset                 Unrealized                                        Net      Ratio of
                                Value,       Net           Gain         Total      Net Asset            Assets   Expenses to
                              Beginning   Investment    (Loss) on       from      Value, End    Total   End of   Average Net
                              of Period     Income     Investments   Operations    of Period   Return   Period      Assets
                                 ($)         ($)           ($)           ($)          ($)        (%)    ($000)       (%)
                              ---------   ----------   -----------   ----------   ----------   ------   ------   -----------
CAUSEWAY GLOBAL VALUE FUND+
INSTITUTIONAL CLASS
   2008(1)                      10.00        0.09         (2.56)        (2.47)       7.53      (24.70)   4,313       1.10

                               Ratio of
                               Expenses       Ratio
                              to Average     of Net
                                  Net      Investment
                                Assets       Income     Portfolio
                              (Excluding   to Average    Turnover
                                Waivers)   Net Assets      Rate
                                  (%)          (%)         (%)
                              ----------   ----------   ---------
CAUSEWAY GLOBAL VALUE FUND+
INSTITUTIONAL CLASS
   2008(1)                       3.83         2.27          32

(1) Commenced operations on April 29, 2008. All ratios are annualized. Total return and portfolio turnover rate are for the period indicated and have not been annualized.

+    Per share amounts calculated using average shares method.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         CAUSEWAY GLOBAL VALUE FUND 13

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Causeway Global Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on April 29, 2008. The Fund is authorized to offer one class of shares, the Institutional Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust has two additional series, the financial statements of which are presented separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Except as described below, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


                         14 CAUSEWAY GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

CASH AND CASH EQUIVALENTS - Investments in the Dreyfus Treasury Prime Cash Management money market fund are valued daily at the net asset value per share.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FOREIGN CURRENCY EXCHANGE CONTRACTS - When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms.

EXPENSE/CLASSES - Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - During the fiscal period, the Fund imposed a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. (Effective December 1, 2008, the redemption fee period will be reduced to 60 days.) The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the


                          CAUSEWAY GLOBAL VALUE FUND 15

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Fund seeks agreements with these intermediaries to impose the Fund's redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. For the fiscal period ended September 30, 2008, there were no redemption fees paid to the Fund.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.85% of the Fund's average daily net assets. The Adviser contractually agreed through September 30, 2009 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of Institutional Class average daily net assets. For the fiscal period ended September 30, 2008, the Adviser waived $18,057 and reimbursed $39,968.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Effective January 1, 2006, under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Trust is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date increased by $80,000 for any portfolio created thereafter and increased by $20,000 for each new class in excess of two added after the agreement date.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator, Distributor or Adviser. They receive no fees for serving as officers of the Trust.

4.   INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the fiscal period ended September 30, 2008, for the Fund were as follows:

Purchases    Sales
  (000)      (000)
---------   ------
 $6,806      $1,261

5.   RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future social, political and economic developments and the level of governmental supervision and regulation of securities markets in different


                          16 CAUSEWAY GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

foreign countries. These risks are higher for emerging markets investments.

6.   FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences, which are primarily due to realized losses on foreign currency transactions, were reclassified to/(from) the following accounts as of September 30, 2008 (000):

 Undistributed    Accumulated
Net Investment   Net Realized
    Income           Gain
--------------   ------------
      $8             $(8)

These reclassifications had no impact on net assets or net asset value per share.

As of September 30, 2008, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income   $    55
Unrealized Depreciation          (1,390)
Post-October Losses                 (74)
                                -------
Total Accumulated Losses        $(1,409)
                                =======

Post-October losses represent losses realized on currency transactions from inception through September 30, 2008 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                           Net
 Federal   Appreciated   Depreciated    Unrealized
Tax Cost    Securities    Securities   Depreciation
--------   -----------   -----------   ------------
 $5,684         $2         $(1,392)      $(1,390)


                         CAUSEWAY GLOBAL VALUE FUND 17

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

7.   CAPITAL SHARES ISSUED AND REDEEMED (000)

                                              April 29, 2008(1) to
                                               September 30, 2008
                                              --------------------
                                                SHARES     VALUE
                                              ---------   --------
INSTITUTIONAL CLASS:
Shares Sold                                       576      $5,752
Shares Redeemed                                    (3)        (30)
                                                  ---      ------
Increase in Shares Outstanding Derived from
   Institutional Class Transactions               573      $5,722
                                                  ===      ======

(1)  Commencement of operations.

8.   RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB interpretation No. 48 -- Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional tax disclosures and the tax effects of certain income tax positions, whether on previously filed tax returns or those expected to be taken on future returns. These positions must meet a more-likely-than-not standard that, based on the technical merits, they have a more than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIN 48 requires management of the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities.

Management of the Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management has reviewed the statement and has determined that the adoption of FAS 157 will not materially impact the determination of fair value.


                          18 CAUSEWAY GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.


                         CAUSEWAY GLOBAL VALUE FUND 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Causeway Global Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Causeway Global Value Fund (the "Fund") at September 30, 2008, and the results of its operations, the changes in its net assets and the financial highlights, for the period April 29, 2008 (commencement of operations) through September 30, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 26, 2008


                          20 CAUSEWAY GLOBAL VALUE FUND

NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2009. Please consult your tax adviser for proper treatment of this information.

For the fiscal period ended September 30, 2008, the Fund is designating the following items with regard to distributions paid during the year:

    (A)            (B)                                             (E)
  Long Term      Ordinary         (C)            (D)            Dividends(1)
Capital Gains     Income       Tax Exempt        Total         for Corporate
Distributions  Distributions  Distributions  Distributions  Dividends Received
 (Tax Basis)    (Tax Basis)    (Tax Basis)    (Tax Basis)       Deduction
-------------  -------------  -------------  -------------  ------------------
    0.00%         100.00%         0.00%          100.00%           0.00%


     (F)                                    (I)
  Qualified         (G)       (H)        Qualified
Dividend Income   Foreign   Interest     Short-Term
(15% Tax Rate       Tax      Related    Capital Gain
  for QDI)        Credit    Dividends     Dividends
---------------   -------   ---------   ------------
    95.19%        100.00%     0.00%        0.00%

Foreign taxes accrued during the fiscal period ended September 30, 2008, amounted to $5,991 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 - Dividend for the year ending December 31, 2008. In addition, for the fiscal period ended September 30, 2008, gross income derived from sources within foreign countries amounted to $57,140 for the Fund.

(1) Qualified Dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution excluding pass-through as foreign tax credit.

Item (E) is based on a percentage of ordinary income distributions of the Fund.

Item (F) represents the amount of "Qualified Dividend Income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the Fund's intention to designate the maximum amount permitted by the law up to 100%.

Item (G) is based on a percentage of ordinary income distributions of the Fund.

Item (H) is the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (I) is the amount of "Qualified Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.


                         CAUSEWAY GLOBAL VALUE FUND 21

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-947-7000.

                                             TERM OF                                     NUMBER OF
                                             OFFICE                                     PORTFOLIOS
                                               AND                PRINCIPAL               IN TRUST              OTHER
         NAME              POSITION(S)      LENGTH OF           OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
       ADDRESS,           HELD WITH THE       TIME               DURING PAST            OVERSEEN BY            HELD BY
        AGE(1)               COMPANY        SERVED(2)            FIVE YEARS           BOARD MEMBER(3)      BOARD MEMBER(4)
----------------------   --------------   ------------   --------------------------   ---------------   --------------------
INDEPENDENT
BOARD MEMBERS(5)

John A. G. Gavin         Trustee          Since 9/01     Chairman, Gamma Holdings            3          Director, TCW Funds,
Age: 77                                                  (international consulting                      Inc. and TCW
                                                         and investment holding                         Strategic Income
                                                         company) (since 1968);                         Fund, Inc.; Trustee,
                                                         Senior Counselor, Hicks                        Hotchkis and Wiley
                                                         TransAmerica Partners                          Funds; Director,
                                                         (private equity investment                     Claxson, S.A.
                                                         firm) (since 2001).

Eric H. Sussman          Trustee          Since 9/01     Tenured Lecturer, Anderson          3          Trustee, Presidio
Age: 42                                                  Graduate School of                             Funds
                                                         Management, University of
                                                         California, Los Angeles
                                                         (since 1995); President,
                                                         Amber Capital, Inc. (real
                                                         estate investment and
                                                         financial planning firm)
                                                         (since 1993).


                          22 CAUSEWAY GLOBAL VALUE FUND

TRUSTEES AND OFFICERS INFORMATION (Unaudited)
(CONTINUED)

                                             TERM OF                                     NUMBER OF
                                             OFFICE                                     PORTFOLIOS
                                               AND                PRINCIPAL               IN TRUST              OTHER
         NAME              POSITION(S)      LENGTH OF           OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
       ADDRESS,           HELD WITH THE       TIME               DURING PAST            OVERSEEN BY            HELD BY
        AGE(1)               COMPANY        SERVED(2)            FIVE YEARS           BOARD MEMBER(3)      BOARD MEMBER(4)
----------------------   --------------   ------------   --------------------------   ---------------   --------------------
OFFICERS

Turner Swan              President and    Since 8/01     General Counsel and Member         N/A                  N/A
11111 Santa              Secretary                       of the Adviser (since
Monica Blvd.,                                            2001).
Suite 1500,
Los Angeles, CA
90025
Age: 46

Gracie V. Fermelia       Chief            CCO (since     Chief Compliance Officer           N/A                  N/A
11111 Santa              Compliance       7/05); Asst.   of the Adviser (since July
Monica Blvd.,            Officer and      Sect. (since   2005); Chief Operating
Suite 1500,              Assistant        8/01)          Officer and Member of the
Los Angeles, CA          Secretary                       Adviser (since 2001).
90025
Age: 47

Michael Lawson(6)        Treasurer        Since 7/05     Director of the                    N/A                  N/A
One Freedom                                              Administrator's Fund
Valley Drive                                             Accounting department
Oaks, PA 19456                                           (since July 2005); Manager
Age: 47                                                  in the Administrator's
                                                         Fund Accounting department
                                                         (November 1998 to July
                                                         2005).

Joseph M. Gallo(6)       Vice President   Since 7/08     Corporate Counsel, of the          N/A                  N/A
One Freedom              and Assistant                   Administrator (since
Valley Drive             Secretary                       2007); Associate Counsel,
Oaks, PA 19456                                           ICMA Retirement
Age: 35                                                  Corporation (2004-2007);
                                                         Federal Investigator, U.S.
                                                         Department of Labor
                                                         (2002-2004); U.S.
                                                         Securities and Exchange
                                                         Commission -- Division of
                                                         of Investment Management
                                                         (2003).

Carolyn F. Mead(6)       Vice President   Since 7/08     Corporate Counsel, of the          N/A                  N/A
One Freedom              and Assistant                   Administrator (since
Valley Drive             Secretary                       2007); Associate Counsel,
Oaks, PA 19456                                           Stradley, Ronan, Stevens &
Age: 52                                                  Young LLP (2004-2007);
                                                         Counsel, ING Variable
                                                         Annuities (1999-2002).


                         CAUSEWAY GLOBAL VALUE FUND 23

TRUSTEES AND OFFICERS INFORMATION (Unaudited)
(CONCLUDED)

                                             TERM OF                                     NUMBER OF
                                             OFFICE                                     PORTFOLIOS
                                               AND                PRINCIPAL               IN TRUST              OTHER
         NAME              POSITION(S)      LENGTH OF           OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
       ADDRESS,           HELD WITH THE       TIME               DURING PAST            OVERSEEN BY            HELD BY
        AGE(1)               COMPANY        SERVED(2)            FIVE YEARS           BOARD MEMBER(3)      BOARD MEMBER(4)
----------------------   --------------   ------------   --------------------------   ---------------   --------------------
Bernadette Sparling(6)   Vice President   Since 7/08     Corporate Counsel, of the          N/A                  N/A
One Freedom              and Assistant                   Administrator (since
Valley Drive             Secretary                       2005); Associate
Oaks, PA 19456                                           Counsel, Blank Rome LLP
Age: 31                                                  (2001-2005).

----------
(1) Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

(2) Each Trustee holds office during the lifetime of the Trust or until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary each holds office at the pleasure of the Board of Trustees or until he or she sooner resigns in accordance with the Trust's Bylaws.

(3) The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of September 30, 2008, the Trust Complex consisted of one investment company with three portfolios -- the International Value Fund, the Emerging Markets Fund, and the Global Value Fund.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) On October 10, 2008, the Trust held a Special Meeting of Shareholders to consider a proposal to elect three additional trustees to the Trust's Board of Trustees. The three nominees, Lawry J. Meister, John R. Graham and Mark
     D. Cone, were elected to the Board by a plurality of votes of shareholders of the entire Trust. As a result of the vote, the Trust's Board is currently comprised of five trustees. Messrs. Gavin, Sussman and Graham and Ms. Meister are considered independent trustees within the meaning of the 1940 Act. Mr. Cone is considered an interested trustee because he is an officer of the Adviser.

(6) These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


                          24 CAUSEWAY GLOBAL VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.


                         CAUSEWAY GLOBAL VALUE FUND 25

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)

                             BEGINNING      ENDING                 EXPENSES
                              ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                               VALUE        VALUE       EXPENSE     DURING
                               4/1/08      9/30/08      RATIOS      PERIOD
                             ----------   ---------   ----------   --------
CAUSEWAY GLOBAL VALUE FUND
ACTUAL FUND RETURN
Institutional Class          $ 1,000.00   $  753.00      1.10%      $4.06*
HYPOTHETICAL 5% RETURN
Institutional Class          $ 1,000.00   $1,019.50      1.10%      $5.55**

* FUND COMMENCED OPERATIONS ON APRIL 29, 2008. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD SINCE COMMENCEMENT, MULTIPLIED BY 155/366.

** EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD SINCE APRIL 1, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).


                          26 CAUSEWAY GLOBAL VALUE FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to approve the investment advisory agreement (the "Advisory Agreement") between Causeway Capital Management Trust and Causeway Capital Management LLC (the "Adviser") with respect to Causeway Global Value Fund (the "Fund"). The Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not "interested persons" of the Trust as defined in the 1940 Act). The Board was comprised entirely of independent Trustees when the Advisory Agreement was considered.

INFORMATION RECEIVED. As the Adviser has provided services to the Causeway International Value Fund series of the Trust for a number of years and the Causeway Emerging Markets Fund series of the Trust since March 2007, the Board is familiar with the Adviser and, at each regular quarterly meeting, reviews a wide variety of materials relating to the nature, extent and quality of the Adviser's services. The Board met on April 28, 2008 to consider whether to approve the Advisory Agreement for an initial term ending September 20, 2009. In connection with the meeting, the Trustees received and reviewed extensive materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the Trustees' behalf by their independent legal counsel.

FACTORS CONSIDERED. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Adviser, (2) the composite investment performance of the global value equity strategy of the Adviser, (3) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory agreements with other registered investment companies and other types of clients, (4) the costs of the services to be provided and estimated profits or losses to be realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits to be derived by the Adviser from its relationship with the Fund.

First, regarding the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered, among other things, the Adviser's personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser's principal personnel who would provide services to the Fund, as well as the level of attention those individuals expected to provide to the Fund. The Trustees reviewed the Adviser's investment philosophy and processes and considered the scope of the Adviser's proposed services to the Fund. The Trustees also noted their past favorable experiences with the Adviser's organization in connection with its management of the other series of the Trust. The Trustees concluded that the nature, extent and quality of the services proposed to be provided by the Adviser would benefit the Fund and its shareholders.


                         CAUSEWAY GLOBAL VALUE FUND 27

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (continued)

Second, regarding the investment performance of the global value equity strategy to be used by the Adviser in managing the Fund, the Trustees reviewed the Adviser's global value equity strategy account's historical performance gross and net of the Fund's estimated expense ratio. They noted that, as of March 31, 2008, the account's annualized returns for the five-year period outperformed the MSCI World Index (the "Index"), for the one-year period underperformed the World index, and for the first quarter of 2008 outperformed the Index. The Trustees noted the favorable long-term performance of the separate account managed by the Adviser using the strategy, and concluded that the Adviser's strategy appeared to be well-designed and would benefit the Fund and its shareholders.

Third, the Trustees compared the Fund's proposed advisory fee and estimated total expenses with those of other similar mutual funds, and concluded that the fees and expenses were within the ranges of fees and expenses of similar funds, noting that the Adviser proposed to limit contractually the Fund's expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses). They also noted that the Fund's proposed fee was somewhat higher than that of the current global value separate account serviced by the Adviser and, depending on the level of assets under management, could be somewhat higher than fees of future clients paying the Adviser's current standard global value separate account fee schedule. They noted, however, that the differences appropriately reflected the Adviser's significantly greater responsibilities with respect to the Fund, which include the provision of many additional administrative and shareholder services (such as services related to the Fund's disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, fair valuation, regulatory examinations and legal and compliance matters, oversight of Fund service providers, negotiation of Fund intermediary agreements, coordination with Fund intermediaries providing shareholder recordkeeping services, proxy voting, shareholder communications, and due diligence for advisers, consultants and institutional investors). The Trustees concluded that the Fund's proposed advisory fee and estimated expenses were reasonable and appropriate.

Fourth, the Trustees considered the estimated profits or losses to be realized by the Adviser from its relationship with the Fund. They reviewed the Adviser's estimated after-tax profit margin with respect to such services and the methodology used to generate that estimate, and noted that the cost methodology presented to the Trustees was reasonable. They noted that, due to the expense limit agreement, the Adviser expected to experience significant losses managing the Fund in its first year of operation, and that the Adviser's sponsorship of the Fund, at least in the Fund's early years, could involve significant further expenses to the Adviser.


                          28 CAUSEWAY GLOBAL VALUE FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (concluded)

Fifth, regarding economies of scale, the Trustees observed that, although the Fund's advisory fee schedule did not contain fee breakpoints, the Fund's advisory fee and expense ratios, as limited by the Adviser, were competitive when compared with industry ranges, and that the Adviser, at least initially, would incur significant losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser was sharing any economies of scale with the Fund appropriately pending the Fund's future potential asset growth.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund -- often called "fall-out" benefits -- the Trustees observed that the Adviser would not earn common "fall-out" benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, "contingent deferred sales commissions" or "float" benefits on short-term cash. The Trustees concluded that the primary "fall-out" benefit received by the Adviser would be research services provided by brokers used by the Fund and that this benefit was reasonable in relation to the value of the services that the Adviser proposed to provide to the Fund.

APPROVAL. At the April 28, 2008 meeting, the Trustees discussed the information and factors noted above and considered the approval of the Advisory Agreement with representatives of the Adviser and in a private session with independent counsel at which no representatives of the Adviser were present. In their deliberations, the Trustees did not identify any particular information or factor that was determinative or controlling, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders, the Fund's advisory fees are reasonable and approval of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees approved the Advisory Agreement for a period ending September 20, 2009.


                         CAUSEWAY GLOBAL VALUE FUND 29

                                     NOTES

                                     NOTES

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1500
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 CCM-AR-003-0100

                           CAUSEWAY GLOBAL VALUE FUND

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. During the fiscal year ended September 30, 2008, there were no changes or waivers to the code of ethics.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Eric Sussman. Mr. Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the fiscal years ended September 30, 2008 and 2007 were as follows:

------------------ ----------------- -----------------
                         2008              2007
------- ---------- ----------------- -----------------
(a)     Audit      $116,700          $82,400
        Fees

------- ---------- ----------------- -----------------
(b)     Audit-     None              None
        Related
        Fees
------- ---------- ----------------- -----------------
(c)     Tax        $22,200           $13,500
        Fees(1)

------- ---------- ----------------- -----------------
(d)     All        None              None
        Other
        Fees
------- ---------- ----------------- -----------------


Note:
   (1) Tax fees include amounts related to tax return reviews.

(e)(1) The registrant's audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant's financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant's investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g) For the fiscal year ended September 30, 2008, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $22,200 and $209,751, respectively. For the fiscal year ended September 30, 2007, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $13,500 and $53,520, respectively.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser by the registrant's principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant's procedures by which shareholders may recommend nominees to the registrant's board of trustees are as follows: The board of trustees of the registrant has a nominating committee comprised of all of the trustees who are not interested persons of the registrant as defined by ss. 2(a)(19) of the Investment Company Act of 1940 (the "Independent Trustees"). The purpose of the nominating committee is to nominate persons to serve as Independent Trustees, as needed. According to the registrant's bylaws, any shareholder of the registrant may submit names of individuals to be considered by the nominating committee or the board of trustees, as applicable, provided, however, (i) that such person was a shareholder of record at the time of submission of such names and is entitled to vote at the meeting, and (ii) that the nominating committee or the board of trustees, as applicable, shall make the final determination of persons to be nominated. There have been no material changes to these procedures sine the registrant's last filing on Form N-CSR.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Causeway Capital Management Trust


By (Signature and Title)*                 /s/ Turner Swan
                                          -----------------------------------
                                          Turner Swan, President

Date: December 3, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Turner Swan
                                          -----------------------------------
                                          Turner Swan, President


Date: December 3, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson, Treasurer


Date: December 3, 2008


* Print the name and title of each signing officer under his or her signature.